Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Summary of provisions for income tax expenses
	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Current tax expense	42,863	51,603	36,915	5,699
Deferred tax benefit	(5,275)	(3,226)	(11,398)	(1,760)
Income tax expense	37,588	48,377	25,517	3,939

Components of income before tax and income tax expenses for PRC and non-PRC operations
	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Income arising from PRC operations	292,333	358,667	159,318	24,594
Profit/(loss) arising from non-PRC operations	23,278	(48,171)	(61,416)	(9,480)
Income before tax	315,611	310,496	97,902	15,114
Income tax expense relating to PRC operations	37,573	48,281	25,510	3,938
Income tax expense relating to non-PRC operations	15	96	7	1
Income tax expense	37,588	48,377	25,517	3,939
Effective tax rate for PRC operations	12.9%	13.5%	16.0%	16.0%

Reconciliation of differences between statutory tax rate and effective tax rate
	For the Years Ended December 31,
	2013	2014	2015
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.5)	(1.7)	(2.7)
Change in valuation allowance	1.1	0.4	(0.9)
Effect of preferential tax benefits	(13.2)	(11.5)	(6.3)
Uncertain tax positions	1.4	1.3	0.9
Others	0.1	—	—
Effective income tax rate	12.9	13.5	16.0

Combined effects of income tax expense exemption and reduction
	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Preferential tax rate effect	38,534	41,157	10,073	1,555
Basic net income per share effect	0.06	0.07	0.02	0.003

Tax effects of temporary differences, give rise to deferred tax assets and liabilities

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	5,038	13,229	2,042
Accrued payroll and expenses and others	19,527	22,734	3,510
Total current deferred tax assets	24,565	35,963	5,552
Deferred tax assets - non-current:
Net operating loss carryforward	7,101	4,676	722
Less: valuation allowance	(7,101)	(4,676)	(722)
Total non-current deferred tax assets, net	—	—	—

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax liabilities - non-current:
Equity investments acquired in disposition of subsidiaries	1,312	1,312	203

Movement of valuation allowance
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Balance as of January 1,	1,743	5,569	7,101	1,096
Current year addition/(reduction)	3,826	1,532	(2,425)	(374)
Balance as of December 31,	5,569	7,101	4,676	722

Reconciliation of liabilities associated with uncertain tax positions

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Balance as of January 1,	7,996	12,231	16,867	2,604
Increase related to current year tax positions	4,235	4,636	1,501	232
Balance as of December 31,	12,231	16,867	18,368	2,836